SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net revenues	$ 4,952,185	$ 1,070,680	$ 7,280,885	$ 7,471,198
Cost of revenues	3,638,526	976,048	6,811,670	6,162,317
Depreciation and amortization	712,388	158,208	2,161,722	550,201
Stock Compensation	995,647	159,320	108,981	710,047
Income (loss) from operations	(1,789,628)	(2,761,046)	(10,983,526)	(11,446,566)
Interest expense	(322,577)	(445)	(286,114)	(7,159)
Other income	32,542	9,182	(120,423)	212,007
Provision for income taxes
NET LOSS	(2,079,663)	(2,752,309)	(10,764,457)	(11,241,718)
Total assets	34,087,340		34,958,677	$ 12,842,285
Technologies [Member]
Segment Reporting Information [Line Items]
Net revenues	1,037,435	1,070,680
Cost of revenues	980,458	976,048
Operating Expenses (excluding depreciation and amortization)	1,649,951	2,556,266
Depreciation and amortization	164,233	158,208
Stock Compensation
Income (loss) from operations	(1,757,206)	(2,619,842)
Interest expense	(3,265)	(445)
Other income	19,168	9,182
Income (loss) before provision for income taxes	(1,741,304)	(2,611,105)
Provision for income taxes
NET LOSS	(1,741,304)	(2,611,105)
Total assets	11,609,457		11,819,377
Data Center Hosting And Related Services [Member]
Segment Reporting Information [Line Items]
Net revenues
Cost of revenues
Operating Expenses (excluding depreciation and amortization)	315,066
Depreciation and amortization	34
Stock Compensation
Income (loss) from operations	(315,100)
Interest expense	(319,312)
Other income	10,678
Income (loss) before provision for income taxes	(623,734)
Provision for income taxes
NET LOSS	(623,734)
Total assets	4,589,740		4,131,189
Asset Management Services [Member]
Segment Reporting Information [Line Items]
Net revenues	3,914,750
Cost of revenues	2,658,068
Operating Expenses (excluding depreciation and amortization)
Depreciation and amortization
Stock Compensation
Income (loss) from operations	1,256,682
Interest expense
Other income	2,083
Income (loss) before provision for income taxes	1,258,765
Provision for income taxes
NET LOSS	1,258,765
Total assets	8,993,625		7,530,274
Corporate And Unallocated [Member]
Segment Reporting Information [Line Items]
Net revenues
Cost of revenues
Operating Expenses (excluding depreciation and amortization)
Depreciation and amortization
Stock Compensation	974,003	141,204
Income (loss) from operations	(974,003)	(141,204)
Interest expense
Other income	613
Income (loss) before provision for income taxes	(973,390)	(141,204)
Provision for income taxes
NET LOSS	(973,390)	(141,204)
Total assets	8,894,518		$ 11,477,837
Consolidated [Member]
Segment Reporting Information [Line Items]
Net revenues	4,952,185	1,070,680
Cost of revenues	3,638,526	976,048
Operating Expenses (excluding depreciation and amortization)	1,965,017	2,556,266
Depreciation and amortization	164,267	158,208
Stock Compensation	974,003	141,204
Income (loss) from operations	(1,789,628)	(2,761,046)
Interest expense	(322,577)	(445)
Other income	32,542	9,182
Income (loss) before provision for income taxes	(2,079,663)	(2,752,309)
Provision for income taxes
NET LOSS	$ (2,079,663)	$ (2,752,309)